Earnings (Loss) Per Share - Summary Of Loss (Profit) Per Share (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 $ / shares
Basic earnings (loss) per share
Net income (loss) attributable to NexGen shareholders | $	$ 80,816		$ (56,587)
Weighted average number of common shares	498,243,824		479,680,438
Basic earnings (loss) per share | (per share)	$ 0.16	$ 0.16	$ (0.12)	$ (0.12)
Diluted earnings (loss) per share
Diluted earnings (loss) available to NexGen shareholders | $	$ 80,816		$ (56,587)
Weighted average number of common shares	498,243,824		479,680,438
Effect of share options on issue	14,698,606
Weighted average number of common shares (diluted)	529,214,619		479,680,438
Diluted earnings (loss) per share | (per share)	$ 0.16	$ 0.16	$ (0.12)	$ (0.12)